Post-employment benefit obligations (Amounts Recognized In Consolidated Statements of Loss and Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service costs, interest costs, and return on assets included in cost of sales	$ 1,240	$ 1,077